Long-term Debt - Compensation options (Details) $ / shares in Units, EquityInstruments in Thousands	12 Months Ended
	Sep. 30, 2022 USD ($) EquityInstruments $ / shares	Sep. 30, 2022 USD ($) EquityInstruments $ / shares	Sep. 30, 2021 EquityInstruments $ / shares
Long-term Debt
Balance (in shares)			130,000
Exercised (in shares)			(130,000)
Balance (in dollars per share)			$ 5.20
Exercised (in dollars per share)			$ 5.20
Compensation options to underwriters
Long-term Debt
Issued (in shares)	129,808	129,808
Exercise price	$ 5.20
Contractual term	2 years	2 years
Fair value of options, per share		$ 1.02
Fair value of options | $	$ 133,000	$ 133,000
Balance (in shares) | EquityInstruments	115	115	353
Exercised (in shares) | EquityInstruments	(115)	(115)	(238)
Balance (in shares) | EquityInstruments			115
Balance (in dollars per share)	$ 4.60
Exercised (in dollars per share)	$ 4.60		$ 4.60
Balance (in dollars per share)			$ 4.60